Interest Rate Swap Agreements	9 Months Ended
Sep. 30, 2015
Interest Rate Swap Agreements
Interest Rate Swap Agreements

9. Interest Rate Swap Agreements

Effective December 24, 2014, we entered into an interest rate swap agreement with a notional amount of $70,000,000 to fix the floating interest rate on borrowings under our revolving credit facility over a four-year period at an effective rate of 4.02%. On February 5, 2015, the Partnership swapped an additional $25,000,000 of the floating rate on its revolving facility at an effective rate of 3.79% over a four-year period beginning April 13, 2015. On August 24, 2015, the Partnership entered into an additional interest rate swap agreement with a notional amount of $50,000,000 to fix the floating interest rate at an effective rate of 4.24% over a seven-year period beginning October 1, 2015

In connection with the formation transactions, the Contributing Landmark Funds terminated early Fund A and Fund D interest rate swaps. As a result of early termination, the Contributing Landmark Funds recognized a realized loss on interest rate swaps of $213,181.

Effective February 4, 2014, Fund E entered into an interest rate swap agreement with a notional amount of $12,500,000 to fix the floating interest rate on borrowings under its secured debt facility period at an effective rate of 3.74%. The Fund E interest rate swap agreement was terminated in connection with the repayment of Fund E’s secured indebtedness as a result of the Partnership’s August 18, 2015 acquisition.

Effective November 5, 2012, Fund C entered into an interest rate swap agreement with a notional amount of $13,240,301 to fix the floating interest rate on borrowings under its secured debt facility over a five-year period at an effective rate of 3.99%. Effective October 23, 2014, Fund F entered into an interest rate swap agreement with a notional amount of $17,489,457 to fix the floating interest rate on borrowings under its secured debt facility over a two-year period at an effective rate of 4.11%.  The Fund C and Fund F interest rate swap agreements were terminated for a loss of $64,920 and $66,627 in connection with the repayment of Funds’ secured indebtedness as a result of the Partnership’s November 19, 2015 acquisitions.

The following table summarizes the terms and fair value of the interest rate swap agreements:

				Fair Value Asset (Liability) at
Notional	Fixed	Effective	Maturity	September 30,	December 31,	December 31,
Value	Rate	Date	Date	2015	2014	2013
$ 25,631,841	3.91%	8/29/2012	8/29/2016	$—	$—	$(193,101)
44,410,270	4.16	8/1/2012	5/31/2018	—	—	381,621
20,469,463	4.28	11/1/2013	5/31/2018	—	—	73,940
13,240,301	3.99	11/5/2012	6/30/2017	(99,899)	(13,033)	3,717
17,489,457	4.11	10/23/2014	10/23/2016	(82,261)	(55,372)	–
70,000,000	4.02	12/24/2014	12/24/2018	(1,353,127)	(289,808)	–
12,500,000	3.74	2/4/2014	1/31/2016	—	(19,091)	—
25,000,000	3.79	4/13/2015	4/13/2019	(280,598)	—	—
50,000,000	4.24	10/1/2015	10/1/2022	(584,992)	—	—
				$(2,400,877)	$(377,304)	$266,177

During the nine months ended September 30, 2015 and 2014, the Combined Entities recorded a loss of $2,023,572, and $6,393, respectively, and for the years ended December 31, 2014, 2013 and 2012, the Combined Entities recorded a loss of $643,481, a gain of $1,493,041 and a loss of $1,226,864 resulting from the change in fair value of the interest rate swap agreements which is reflected as an unrealized gain (loss) on derivatives on the consolidated and combined statements of income.

The fair value of the interest rate swap agreement is derived based on Level 2 inputs. To illustrate the effect of movements in the interest rate market, the Partnership performed a market sensitivity analysis on its outstanding interest rate swap agreement. The Partnership applied various basis point spreads to the underlying interest rate curve of the derivative in order to determine the instruments’ change in fair value at September 30, 2015. The following table summarizes the results of the analysis performed:

		Effects of Change in Interest Rates
Date Entered (1)	Maturity Date	+50 Basis Points	-50 Basis Points	+100 Basis Points	-100 Basis Points
December 2014	12/24/2018	$(313,735)	$(2,485,124)	$757,714	$(3,439,361)
February 2015	4/13/2019	134,725	(717,860)	555,361	(1,098,235)
August 2015	10/1/2022	997,634	(2,310,667)	2,569,936	(3,930,503)
(1)

The Fund E, Fund C and Fund F interest rate swap agreements have been excluded from this analysis as the agreements were terminated in connection with the repayment of the secured indebtedness as a result of the Partnership’s August 18, 2015 and November 19, 2015 acquisitions.